Document and Entity Information	May 05, 2021
Prospectus:
Document Type	497
Document Period End Date	May 05, 2021
Entity Registrant Name	ARBITRAGE FUNDS
Entity Central Index Key	0001105076
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 05, 2021
Document Effective Date	May 05, 2021
Prospectus Date	Sep. 30, 2020
Water Island Long/Short Fund | Class R
Prospectus:
Trading Symbol	ATQFX
Water Island Long/Short Fund | Class I
Prospectus:
Trading Symbol	ATQIX
Water Island Long/Short Fund | Class C
Prospectus:
Trading Symbol	ATQCX
Water Island Long/Short Fund | Class A
Prospectus:
Trading Symbol	ATQAX